Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 1,969	$ 1,952
Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	137	148
U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	72	32
U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	7	42
Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	40	49
Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	18	25
Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,795	1,782
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,588	1,582
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	207	200
Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	37	22
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	99	76
Level 1 | Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	82	45
Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	72	30
Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1	5
Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9	10
Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	21
Level 1 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	21
Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	17	10
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,663	1,676
Level 2 | Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	55	103
Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	2
Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	6	37
Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	31	39
Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	18	25
Level 2 | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,588	1,561
Level 2 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,588	1,561
Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	20	12
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	207	200
Level 3 | Total Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Total Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Other fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Total Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	207	200
Level 3 | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	207	200
Level 3 | Derivatives—credit contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 0	$ 0